Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2025	2024
Raw materials	$3,682,637	$2,620,813
Finished goods	2,964,114	3,299,796
Work in process	17,458,608	11,735,123
Others	4,862	4,658
Total	$24,110,221	$17,660,390

The impairment of inventories was $5,119,406, $3,959,304 and $7,238,819 for the years ended December 31, 2025, 2024 and 2023, respectively.